                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4980


                      TCW CONVERTIBLE SECURITIES FUND, INC.
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)


                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

[TCW LOGO]-Registered Trademark-
TCW CONVERTIBLE
SECURITIES FUND, INC.
-------------------------------
DIRECTORS AND OFFICERS
Ernest O. Ellison
CHAIRMAN
Samuel P. Bell
DIRECTOR
Richard W. Call
DIRECTOR
Matthew K. Fong
DIRECTOR
John A. Gavin
DIRECTOR
Patrick C. Haden
DIRECTOR
Charles A. Parker
DIRECTOR
Robert G. Sims
DIRECTOR

Alvin R. Albe, Jr.
PRESIDENT AND CHIEF
EXECUTIVE OFFICER
Thomas D. Lyon
SENIOR VICE PRESIDENT
Thomas E. Larkin, Jr.
SENIOR VICE PRESIDENT
Hilary G.D. Lord
SENIOR VICE PRESIDENT
AND ASSISTANT SECRETARY
Philip K. Holl
SECRETARY AND
ASSOCIATE GENERAL COUNSEL
Michael E. Cahill
GENERAL COUNSEL AND
ASSISTANT SECRETARY
David S. DeVito
TREASURER AND CHIEF
FINANCIAL OFFICER
George N. Winn
ASSISTANT TREASURER

-------------------------------------------------------
SHAREHOLDER INFORMATION
INVESTMENT ADVISER
TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
-------------------------------------------------
TRANSFER AGENT, DIVIDEND REINVESTMENT
AND DISBURSING AGENT AND REGISTRAR
The Bank of New York
Church Street Station
P.O. Box #11002
New York, New York 10277-0770
-------------------------------------------------
CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116
-------------------------------------------------
INDEPENDENT AUDITORS
Deloitte & Touche LLP
350 South Grand Avenue
Los Angeles, California 90071
-------------------------------------------------
LEGAL COUNSEL
Dechert
1775 Eye Street N.W.
Washington DC, 20006
-------------------------------------------------

TCW Convertible
Securities Fund, Inc.
-----------------------------
-----------------------------

SEMI-ANNUAL REPORT

June 30, 2003
                                                [TCW LOGO]-Registered Trademark-

--------------------------------------------------------------------------------
[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
The President's Letter
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

    Early in the second quarter we saw a quick resolution of the war in Iraq, a pacification of the crisis with North Korea, a drop in energy prices and President Bush lay the groundwork for higher than expected tax relief for equity investors. These factors resulted in the stock market having the best quarter since the fourth quarter of 1998. During this second quarter, the Fund outpaced the CSFB benchmark by more than 100 basis points ("bps") largely due to the Fund's investments in the Pharmaceutical, Media and Financial Services industries.

PERFORMANCE OF THE FUND'S SHARES

    For the six months ended June 30, 2003, the TCW Convertible Securities
Fund, Inc., (the "Fund") return on Net Asset Value (NAV) was 13.2%. The Fund's shareholders realized a return of 17.4% from an increase in the market price of the Fund from $4.16 on December 31, 2002, to $4.74 on June 30, 2003 (with dividends reinvested). The total distribution for the period was $0.14. The Fund's market price per share on June 30, 2003 represents a discount of 6.88% to the Fund's NAV of $5.09.

FUND STRATEGY AND OUTLOOK

    For the second quarter of 2003 the Fund's NAV return was 12.0% (1.1% for the first quarter) outpacing the CSFB benchmark, which returned 10.6%, by more than 100 bps. Performance was largely due to investments in the Pharmaceutical, Media and Financial Services industries. The economic news was mixed in the second quarter. The economy experienced, on one hand, higher jobless claims, lower mortgage rates, an ISM manufacturing index hovering just below 50 (contracting) and weaker overall retail sales, but it also showed very positive indications for ISM non-manufacturing and higher auto sales. Economic data has started to show more material improvements in the late second and early third quarters.

    The Federal Reserve Board (the "Fed") cut the Federal Funds rate an additional 25 basis points--making this the twelfth cut in the last two and a half years--and they still maintain an easing bias, making it clear to the investment community that the Fed is determined to create an interest rate environment which fosters economic growth. Clearly they are becoming more aggressive with their approach to monetary policy by discussing "non-conventional" ways to stimulate the economy. The President's fiscal package was better than the market anticipated, providing greater growth forecasts for third quarter of 2003. The past quarter saw a strong rally in the bond market, which started to fizzle late in the quarter. The 10-year Treasury made a 45-year low, giving the mortgage market another shot in the arm from an already elevated level. Mortgage refinancing has reached record highs and could result in potential cash-outs of over $100 billion in 2003 to homeowners. Spreads on investment grade corporate bonds have tightened by 40 basis points, signaling an improved economic recovery scenario. The strength of the equity markets has added over $2 trillion of wealth to the economy since the middle of March. With interest rates at 40-year lows combined with a cut in the capital gains rate to 15%, it appears money is moving from low yielding fixed

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--------------------------------------------------------------------------------
[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
The President's Letter (continued)
--------------------------------------------------------------------------------
income securities to equities, especially with improved prospects for taxation on dividend and capital gains.

    Convertible new issuance in the second quarter surpassed even the most optimistic expectations. 113 new deals with proceeds totaling $54.3 billion were priced during the quarter. The onslaught of deals was accompanied with "irrationally exuberant" pricing for a majority of the deals, though that has been correcting rapidly for the last month. The new issues priced approximately 2% cheap in June, up from 0.4% rich in May.

NORMAN BARKER, JR.

    During the first half of 2003, one of the Fund's directors, Norman Barker, Jr., announced his retirement from the board. Norm has served the Fund and its shareholders since the Fund's inception in 1987. On behalf of the Fund and its shareholders, we thank him for his exemplary service and wish him well in his future endeavors.

DIVIDEND REINVESTMENT PLAN

    Shareholders who wish to add to their investment may do so through the Dividend Reinvestment Plan (the "Plan"). Under the Plan, your dividend is used to purchase shares on the open market whenever shares and the related sales commission are selling below the Fund's Net Asset Value per share. If the market price, including commission, is selling above the Net Asset Value, you will receive shares at a price equal to the higher of the Net Asset Value per share on the payment date or 95% of the closing market price on the payment date.

    To enroll in the Plan, if your shares are registered in your name, write to The Bank of New York, Church Street Station, P.O. Box #11002, New York, New York 10277-0770 or call their toll free number (800) 524-4458. If your shares are held by a brokerage firm, please call your broker. If, however, you need assistance, please call our investor relations department at (877) TCW-MKTS (829-6587). As always, we would be pleased to accommodate your investment needs.

Sincerely,

  /s/ Ernest O. Ellison                             /s/ Alvin R. Albe Jr.
Ernest O. Ellison                                   Alvin R. Albe Jr.
Chairman                                            President & Chief
                                                    Executive Officer

--------------------------------------------------------------------------------
[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Schedule of Investments (Unaudited)
June 30, 2003
--------------------------------------------------------------------------------

 Principal                                                          Market
  Amount                                                            Value
-----------                                                      ------------
             FIXED INCOME SECURITIES

             BANKING & FINANCIAL SERVICES (4.9% OF NET ASSETS)
$ 3,310,000  Bear Stearns Co., Inc., Exchangeable Fifth Third
               Bancorp, 0.25%, due 05/12/10....................  $  3,607,238
  6,165,000  E*TRADE Group, Inc., 6.75%, due 05/15/08..........     6,577,254
  2,620,000  Silicon Valley Bancshares, (144A), 0%,
               due 06/15/08....................................     2,454,626*
                                                                 ------------
                 Total Banking & Financial Services............    12,639,118
                                                                 ------------
             BEVERAGES, FOOD &
              TOBACCO (0.9%)
  3,300,000  General Mills, Inc., (144A), 0%, due 10/28/22.....     2,355,375*
                                                                 ------------
             COMMERCIAL SERVICES (2.8%)
  2,650,000  Ikon Office Solutions, (144A), 5%,
               due 05/01/07....................................     2,650,000*
  4,445,000  Quest Diagnostics, Inc., 1.75%, due 11/30/21......     4,589,462
                                                                 ------------
                 Total Commercial Services.....................     7,239,462
                                                                 ------------
             COMMUNICATIONS (3.2%)
  3,115,000  Comverse Technology, Inc., (144A), 0%,
               due 05/15/23....................................     3,348,625*
  4,565,000  EchoStar Communications Corp., 5.75%,
               due 05/15/08....................................     4,856,019+
                                                                 ------------
                 Total Communications..........................     8,204,644
                                                                 ------------
             COMPUTER SERVICES (4.0%)
  4,235,000  Micron Technology, Inc., (144A), 2.5%,
               due 02/01/10....................................     5,103,175*+
  4,915,000  Morgan Stanley Dean Witter & Co., Exchangeable
               Cisco Systems, Inc., 0.25%, due 05/15/10........     5,182,253
                                                                 ------------
                 Total Computer Services.......................    10,285,428
                                                                 ------------
 Principal                                                          Market
  Amount                                                            Value
-----------                                                      ------------

             COMPUTER SOFTWARE (5.5%)
$ 5,185,000  Affiliated Computer Services, Inc., 3.5%,
               due 02/15/06....................................  $  6,131,262+
  4,905,000  First Data Corp., 2%, due 03/01/08................     5,493,600
  4,145,000  International Game Technology, (144A), 0%,
               due 01/29/33....................................     2,683,887*
                                                                 ------------
                 Total Computer Software.......................    14,308,749
                                                                 ------------
             ELECTRONICS (4.6%)
  6,135,000  ASM Lithography Holding N.V., (144A), 5.75%,
               due 10/15/06....................................     6,242,362*
  2,290,000  Lattice Semiconductor Corp., (144A), 0%,
               due 07/01/10....................................     2,215,575*+
  3,665,000  PMC-Sierra, Inc., (144A), 3.75%, due 08/15/06.....     3,435,937*
                                                                 ------------
                 Total Electronics.............................    11,893,874
                                                                 ------------
             ENTERTAINMENT & LEISURE (2.1%)
  5,385,000  Morgan Stanley Dean Witter & Co., Exchangeable The
               Walt Disney Co., 0.25%, due 12/30/08............     5,518,952
                                                                 ------------
             HEALTHCARE (2.0%)
  8,830,000  Universal Health Services, Inc., 0.426%,
               due 06/23/20....................................     5,231,775+
                                                                 ------------
             HEAVY MACHINERY (0.3%)
    735,000  Briggs & Stratton Corp., 5%, due 05/15/06.........       847,087
                                                                 ------------
             INDUSTRIAL-DIVERSIFIED (4.3%)
  3,565,000  Tyco International Group SA, (144A), 2.75%,
               due 01/15/18....................................     3,859,112*
  6,560,000  Tyco International Group SA, (144A), 3.125%,
               due 01/15/23....................................     7,232,400*+
                                                                 ------------
                 Total Industrial--Diversified.................    11,091,512
                                                                 ------------
             INSURANCE (1.2%)
  3,300,000  Swiss RE America Holding, (144A), 3.25%,
               due 11/21/21....................................     3,097,875*
                                                                 ------------
             MEDIA-BROADCASTING & PUBLISHING (1.6%)
  5,535,000  Liberty Media Corp., 3.5%, due 01/15/31...........     4,192,762
                                                                 ------------

+ Security partially or fully lent (Note 3).
 * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $70,519,394 or 27.2% of net assets.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Schedule of Investments (Unaudited) (continued)
June 30, 2003
--------------------------------------------------------------------------------

 Principal                                                          Market
  Amount                                                            Value
-----------                                                      ------------
             MEDICAL SUPPLIES (2.9%)
$ 7,000,000  Alza Corp., Exchangeable Johnson & Johnson, Inc.,
               0%, due 07/28/20................................  $  5,013,750
  2,460,000  Medtronic, Inc., 1.25%, due 09/15/21..............     2,564,550
                                                                 ------------
                 Total Medical Supplies........................     7,578,300
                                                                 ------------
             OIL & GAS (3.0%)
  2,580,000  McMoRan Exploration Co., (144A), 6%,
               due 07/02/08....................................     2,580,000*
  4,680,000  Pride International, Inc., (144A), 3.25%,
               due 05/01/33....................................     5,148,000*+
                                                                 ------------
                 Total Oil & Gas...............................     7,728,000
                                                                 ------------
             PHARMACEUTICALS (8.6%)
  6,540,000  Amgen, Inc., 0%, due 03/01/32.....................     5,166,600
  2,650,000  Axcan Pharma, Inc., (144A), 4.25%,
               due 04/15/08....................................     3,123,688*
  2,597,500  Cell Therapeutic, Inc., (144A), 4%,
               due 07/01/10....................................     2,467,625*
  2,255,000  Charles River Laboratories International, Inc.,
               3.5%, due 02/01/22..............................     2,446,675
    535,000  Guilford Pharmaceuticals, Inc., (144A), 5%,
               due 07/01/08....................................       518,950*+
  1,795,000  ICOS Corp., (144A), 2%, due 07/01/23..............     1,624,475*+
  2,795,000  Teva Pharmaceutical Industries, Ltd., 0.75%,
               due 08/15/21....................................     3,850,113+
  2,250,000  Teva Pharmaceutical Industries, Ltd., (144A),
               0.375%, due 11/15/22............................     3,166,875*
                                                                 ------------
                 Total Pharmaceuticals.........................    22,365,001
                                                                 ------------
             RETAIL (2.0%)
  2,990,000  Costco Companies, Inc., 0%, due 08/19/17..........     2,507,863
  1,975,000  Gap, Inc., 5.75%, due 03/15/09....................     2,666,250
                                                                 ------------
                 Total Retail..................................     5,174,113
                                                                 ------------
             TELECOMMUNICATIONS (2.0%)
  4,620,000  Telefonos de Mexico, S.A. de C.V., 4.25%,
               due 06/15/04....................................     5,191,725
                                                                 ------------
 Principal                                                          Market
  Amount                                                            Value
-----------                                                      ------------
             TRANSPORTATION (4.5%)
$ 9,975,000  Carnival Corp., 0%, due 10/24/21..................  $  6,384,000
  1,210,000  Northwest Airlines Corp., (144A), 6.625%,
               due 05/15/23....................................     1,293,188*
  3,855,000  United Parcel Service, Inc., 1.75%,
               due 09/27/07....................................     3,883,913+
                                                                 ------------
                 Total Transportation..........................    11,561,101
                                                                 ------------
                 TOTAL FIXED INCOME SECURITIES
                   (COST: $148,449,552) (60.4%)................   156,504,853
                                                                 ------------

 Number of
  Shares
-----------
             CONVERTIBLE PREFERRED STOCK

             AEROSPACE/DEFENSE (1.9%)
     85,150  Raytheon, Inc., Class B, $4.125...................     4,853,550+
                                                                 ------------
             AUTOMOTIVE (3.5%)
    209,200  Ford Motor Co. Capital Trust II, $3.25............     9,126,350
                                                                 ------------
             BANKING & FINANCIAL
              SERVICES (3.5%)
     76,700  Household International, Inc., Exchangeable HSBC
               Holdings PLC, $2.219............................     2,710,578
     29,900  State Street Corp., $13.50........................     6,261,060
                                                                 ------------
                 Total Banking & Financial Services............     8,971,638
                                                                 ------------
             COMMERCIAL SERVICES (3.9%)
    162,050  Cendant Corp., $3.875.............................     7,331,142+
     25,805  Xerox Corp., $6.25................................     2,705,654
                                                                 ------------
                 Total Commercial Services.....................    10,036,796
                                                                 ------------
             COMPUTER SERVICES (2.0%)
    314,390  Goldman Sachs Group, Inc., Exchangeable AOL Time
               Warner, Inc., $0.916............................     5,088,402
                                                                 ------------
             COMPUTER SOFTWARE (1.0%)
    113,700  Electronic Data Systems Corp., $3.813.............     2,515,612
                                                                 ------------

+ Security partially or fully lent (Note 3).
 * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $70,519,394 or 27.2% of net assets.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Schedule of Investments (Unaudited) (continued)
June 30, 2003
--------------------------------------------------------------------------------

 Number of                                                          Market
  Shares                                                            Value
-----------                                                      ------------
             ELECTRIC UTILITIES (2.9%)
    176,100  Sempra Energy, $2.125.............................  $  4,864,762
     78,700  TXU Corp., $4.0625................................     2,724,987+
                                                                 ------------
                 Total Electric Utilities......................     7,589,749
                                                                 ------------
             HEALTHCARE (2.1%)
     23,300  Express Scripts, Inc., $4.83......................     2,717,362
     52,900  Omnicare Inc., $2.00..............................     2,849,988
                                                                 ------------
                 Total Healthcare..............................     5,567,350
                                                                 ------------
             INSURANCE (7.7%)
    145,700  Chubb Corp., $1.75................................     3,853,765+
     49,100  Hartford Financial Services Group, Inc., $3.50....     2,688,225
    154,600  Phoenix Companies, Inc., Exchangeable Hilb, Rogal
               and Hamilton Co., $2.667........................     5,526,950
     59,150  The St. Paul Companies, Inc., $4.50...............     4,146,415
    150,150  Travelers Property Casualty Corp., Class A,
               $1.125..........................................     3,710,207
                                                                 ------------
                 Total Insurance...............................    19,925,562
                                                                 ------------
             MEDIA-BROADCASTING & PUBLISHING (6.3%)
    136,400  Equity Securities Trust, Exchangeable Cablevision
               Systems Corp. $1.406............................     3,256,550
    103,100  Equity Securities Trust, Exchangeable Cablevision
               Systems Corp., $2.343...........................     2,448,625
    166,500  Goldman Sachs Group, Inc., Exchangeable Clear
               Channel Communications, Inc., $3.096............     6,610,883
      2,050  Radio One, Inc., $65.00...........................     2,129,438+
      1,825  Radio One, Inc., (144A), $65.00...................     1,895,719*
                                                                 ------------
                 Total Media--Broadcasting & Publishing........    16,341,215
                                                                 ------------
             OIL & GAS (0.9%)
     48,000  Unocal Corp. $3.125...............................     2,406,000
                                                                 ------------
             PAPER & FOREST PRODUCTS (1.0%)
     64,150  Boise Cascade Corp., $3.75........................     2,646,188+
                                                                 ------------
 Number of                                                          Market
  Shares                                                            Value
-----------                                                      ------------
             TELECOMMUNICATIONS (2.1%)
    111,300  Alltel Corp., $3.875..............................  $  5,565,000
                                                                 ------------
             TRANSPORTATION (0.6%)
  1,435,000  Alaska Air Group, Inc., (144A), $35.275...........     1,592,850*
                                                                 ------------
                 TOTAL CONVERTIBLE PREFERRED STOCK (COST:
                   $93,849,744) (39.4%)........................   102,226,262
                                                                 ------------

 Principal
  Amount
-----------
             SHORT-TERM INVESTMENTS
$ 2,147,978  American Express Centurion Bank, 1.26%,
               due 07/07/03....................................     2,147,978**
    801,032  Bank of Montreal, 1.15%, due 07/09/03.............       801,033**
  2,147,978  Bank of Nova Scotia, 1.03%, due 07/08/03..........     2,147,978**
  6,980,930  Bank of Nova Scotia, 1.05%, due 08/29/03..........     6,980,930**
  2,147,978  Bank of Nova Scotia, 1.16%, due 07/09/03..........     2,147,978**
  9,236,307  BlackRock Tempcash Fund, 1.101%, due 07/01/03.....     9,236,307**
  5,369,946  Canadian Imperial Bank of Commerce, 1.535%,
               due 11/04/03....................................     5,369,946**
    536,995  Comerica Bank, 1.073%, due 11/19/03...............       536,995**
  2,147,978  Credit Agricole Indosuez, 0.94%, due 07/01/03.....     2,147,978**
  2,147,978  Credit Agricole Indosuez, 1.05%, due 08/26/03.....     2,147,978**
  1,610,984  Den Danske Bank, 1.04%, due 07/24/03..............     1,610,984**
  1,073,989  Merrill Lynch & Co., Inc., 1.615%,
               due 11/26/03....................................     1,073,989**
    413,621  Merrill Lynch Premier Institutional Fund, 1.045%,
               due 07/01/03....................................       413,621**
  8,914,110  Merrimac Cash Fund (Premium Class), 1.052%,
               due 07/01/03....................................     8,914,110**

 + Security partially or fully lent (Note 3).
 * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $70,519,394 or 27.2% of net assets.
** Represents investments of security lending collateral (Note 3).
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Schedule of Investments (Unaudited) (continued)
June 30, 2003
--------------------------------------------------------------------------------

 Principal                                                          Market
  Amount                                                            Value
-----------                                                      ------------
$ 3,758,962  Royal Bank of Canada, 1.3%, due 07/01/03..........  $  3,758,962**
    751,792  Royal Bank of Scotland, 1.125%, due 07/01/03......       751,793**
  5,447,139  Investors Bank & Trust Depository Reserve, 0.75%,
               due 07/01/03....................................     5,447,139
                                                                 ------------
                 TOTAL SHORT-TERM INVESTMENTS (COST:
                   $55,635,699) (21.4%)........................    55,635,699
                                                                 ------------
                 TOTAL INVESTMENTS (COST: $297,934,995)
                   (121.2%)....................................   314,366,814

             LIABILITIES IN EXCESS OF OTHER ASSETS (-21.2%)....   (55,088,751)
                                                                 ------------
             NET ASSETS (100.0%)...............................  $259,278,063
                                                                 ============

** Represents investments of security lending collateral (Note 3). SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Statement of Assets and Liabilities (Unaudited)
June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
    Investments, at Value (Cost: $297,934,995)....................  $314,366,814
    Interest and Dividends Receivable.............................     1,140,219
                                                                    ------------
        Total Assets..............................................   315,507,033
                                                                    ------------
LIABILITIES:
    Distributions Payable.........................................     3,059,117
    Payables for Securities Purchased.............................     2,580,000
    Payables Upon Return of Securities Loaned.....................    50,188,560
    Accrued Investment Advisory Fees..............................       130,561
    Other Accrued Expenses........................................       270,732
                                                                    ------------
        Total Liabilities.........................................    56,228,970
                                                                    ------------
NET ASSETS........................................................  $259,278,063
                                                                    ============
Net Assets were comprised of:
    Common Stock, par value $0.01 per share, (75,000,000 shares
      authorized, 50,985,279 shares issued and outstanding).......  $    509,853
    Paid-in Capital...............................................   371,085,380
    Undistributed Net Realized (Loss) on Investments..............  (123,312,113)
    Net Unrealized Appreciation of Investments....................    16,431,819
    (Overdistributed) Net Investment Income.......................    (5,436,876)
                                                                    ------------
NET ASSETS........................................................  $259,278,063
                                                                    ============
NET ASSET VALUE PER SHARE.........................................  $       5.09
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Statement of Operations (Unaudited)
Six Months Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest (including security lending fees of $30,805).........  $  2,607,894
    Dividends (net of foreign withholding of taxes of $88)........     4,480,192
                                                                    ------------
        Total Investment Income...................................     7,088,086
                                                                    ------------
EXPENSES:
    Investment Advisory Fees......................................       743,523
    Accounting Fees...............................................        35,504
    Administration Fees...........................................        48,989
    Audit and Tax Service Fees....................................        17,773
    Transfer Agent Fees...........................................        34,213
    Custodian Fees................................................         7,942
    Directors' Fees & Expenses....................................        49,712
    Proxy Costs...................................................        53,107
    Listing Fees..................................................        29,592
    Insurance Costs...............................................         4,141
    Legal Fees....................................................        37,016
    Printing and Distribution Costs...............................        13,619
    Miscellaneous.................................................        13,820
                                                                    ------------
        Total Expenses............................................     1,088,951
                                                                    ------------
        Net Investment Income.....................................     5,999,135
                                                                    ------------
NET REALIZED (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
  OF INVESTMENTS:
    Net Realized (Loss) on Investments............................   (19,737,291)
    Change in Unrealized Appreciation of Investments..............    43,861,871
                                                                    ------------
        Net Realized (Loss) and Change in Unrealized Appreciation
          of Investments..........................................    24,124,580
                                                                    ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................  $ 30,123,715
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      Six Months Ended
                                                       June 30, 2003       Year Ended
                                                        (Unaudited)     December 31, 2002
                                                      ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net Investment Income...........................    $  5,999,135      $  16,033,572
    Net Realized (Loss) on Investments..............     (19,737,291)       (61,476,304)
    Change in Unrealized Appreciation (Depreciation)
      of Investments................................      43,861,871        (24,066,081)
                                                        ------------      -------------
        Increase (Decrease) in Net Assets Resulting
          from Operations...........................      30,123,715        (69,508,813)
                                                        ------------      -------------
Distributions to Shareholders:
    From Net Investment Income......................      (7,134,253)       (16,033,572)
    Return of Capital...............................              --        (20,060,607)
                                                        ------------      -------------
        Total Distributions to Shareholders.........      (7,134,253)       (36,094,179)
                                                        ------------      -------------
Capital Share Transactions:
    Shares Issued in Reinvestment of Dividends
      (46,104 for the six months ended June 30, 2003
      and 293,492 for the year ended December 31,
      2002).........................................         215,306          2,098,841
                                                        ------------      -------------
    Increase in Net Assets Resulting from Net
      Capital Share Transactions....................         215,306          2,098,841
                                                        ------------      -------------
        Total Increase (Decrease) in Net Assets.....      23,204,768       (103,504,151)
NET ASSETS:
Beginning of Period.................................     236,073,295        339,577,446
                                                        ------------      -------------
End of Period.......................................    $259,278,063      $ 236,073,295
                                                        ============      =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

    TCW Convertible Securities Fund, Inc. (the "Fund") was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended. The Fund commenced operations on March 5, 1987. The Fund's investment objective is to seek a total investment return, comprised of current income and capital appreciation through investment principally in convertible securities. In accordance with the requirements of Rule 35d-1 under the 1940 Act, the Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes in convertible securities. The 80% investment policy described above is non-fundamental and may be changed by the Board of Directors to become effective upon at least 60 days' notice to shareholders.

    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value of the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, while interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are recognized as interest income and expense, respectively, using a constant yield-to-maturity method. Realized gains and losses on investments are recorded on the basis of identified cost.

DISTRIBUTIONS: The Fund intends to distribute its investment company taxable income quarterly and to distribute any net realized capital gains at least annually, to the extent required for U.S. federal income tax purposes. The Board of Directors also may, in its discretion, choose to pay distributions in excess of net investment income and net realized capital gains, though it is not required to do so.

    Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of

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[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Notes to Financial Statements (Unaudited) (continued)
--------------------------------------------------------------------------------

America. These differences may be primarily due to differing treatments for losses deferred due to wash sales and spillover distributions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in-capital and may affect net investment income per share.

REPURCHASE AGREEMENTS: The Fund may invest in repurchase agreements secured by U.S. Government Securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees to resell it to the seller at an agreed upon future date. The Fund requires the seller to maintain the value of the securities, marked to market daily, at not less than the repurchase price. If the seller defaults on its repurchase obligation, the Fund could suffer delays, collection expenses and losses to the extent that the proceeds from the sale of the collateral are less than the repurchase price. The Fund did not enter into any repurchase agreements for the six months ended June 30, 2003.

NOTE 2--FEDERAL INCOME TAXES:

    It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

    For the six months ended June 30, 2003, the Fund recognized on a tax basis a net realized loss of $19,770,531 on security transactions.

    At June 30, 2003, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Appreciated securities......................................  $ 20,236,225
Depreciated securities......................................    (3,904,106)
                                                              ------------
Net unrealized (depreciation)...............................  $ 16,332,119
                                                              ============
Cost of securities for federal income tax purposes..........  $298,034,695
                                                              ============

NOTE 3--INVESTMENT ADVISORY AND SERVICE FEES:

    TCW Investment Management Company (the "Advisor") is the investment advisor of the Fund. As compensation for the services rendered, facilities provided, and expenses borne, the Advisor is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund's average net assets and 0.50% of the Fund's average net assets in excess of $100 million.

NOTE 4--PURCHASES AND SALES OF SECURITIES:

    For the six months ended June 30, 2003, purchases and sales or maturities of investment securities (excluding short-term investments) aggregated $158,442,228 and $159,015,285, respectively. There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2003.

NOTE 5--SECURITY LENDING:

    During the six months ended June 30, 2003, the Fund lent securities to brokers. The brokers provided collateral, which must be maintained at

--------------------------------------------------------------------------------
[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Notes to Financial Statements (Unaudited) (continued)
--------------------------------------------------------------------------------
not less than 100% of the value of the loaned securities, to secure the obligation. At June 30, 2003, the cash received from the borrowing broker was invested in short-term investments valued at $50,188,560 which is 102.9% of the value of the loaned securities.

NOTE 6--DIRECTORS' FEES:

    Directors who are not affiliated with the Advisor received, as a group, aggregate fees and expenses of $49,712 from the Fund for the six months ended June 30, 2003. Certain officers and/ or directors of the Fund are also officers and/or directors of the Advisor.

NOTE 7--RESTRICTED SECURITIES:

    The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at June 30, 2003.

NOTE 8--REPORT OF ANNUAL MEETING OF SHAREHOLDERS:

    The Annual Meeting of Shareholders of the Fund was held on July 16, 2003. At the meeting, the following matters were submitted to a shareholder vote and approved by a vote of a majority of the Fund's outstanding shares; (i) the election of Ernest O. Ellison, Samuel P. Bell, Richard W. Call, Matthew K. Fong, John A. Gavin, Patrick C. Haden, Charles A. Parker and Robert G. Sims as Directors to serve until the next annual meeting of the Fund's shareholders and until their successors are elected and qualify (each Director received 46,243,475 affirmative votes, votes exceptions 421,338 and votes withheld 1,547,620); and (ii) the ratification of the selection of Deloitte & Touche LLP as independent auditors of the Fund for the fiscal year ending December 31, 2003 (votes for 47,258,220; votes against 515,367 and abstentions 438,846). 50,985,279 shares were outstanding on the record date of this meeting and 48,212,433 shares entitled to vote were present in person or by proxy at the meeting.

--------------------------------------------------------------------------------
[TCW LOGO]
TCW CONVERTIBLE SECURITIES FUND, INC.
Financial Highlights
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED                           YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2003    -------------------------------------------------------------
                                           (UNAUDITED)       2002         2001         2000         1999         1998
                                          -------------    ---------    ---------    ---------    ---------    ---------
Net Asset Value Per Share, Beginning of
  Period................................    $   4.63       $   6.70     $   8.48     $  11.32     $   9.37     $   9.21
                                            --------       --------     --------     --------     --------     --------
Income from Operations:
  Net Investment Income (5).............        0.12           0.32         0.38         0.35         0.35         0.35
  Impact to Capital for Shares Issued...          --             --        (0.01)          --           --        (0.01)
  Impact to Capital for Shares
     Repurchased........................          --             --           --         0.02           --           --
  Net Realized and Unrealized Gains
     (Losses) on Securities.............        0.48          (1.68)       (1.31)       (0.80)        3.15         0.85
                                            --------       --------     --------     --------     --------     --------
          Total from Investment
            Operations..................        0.60          (1.36)       (0.94)       (0.43)        3.50         1.19
                                            --------       --------     --------     --------     --------     --------
Less Distributions:
  Distributions from Net Investment
     Income.............................       (0.14)         (0.32)       (0.60)       (0.35)       (0.35)       (0.35)
  Distributions from Net Realized
     Gain...............................          --             --           --        (2.06)       (1.20)       (0.68)
  Distributions from Paid-in-Capital....          --          (0.39)       (0.24)          --           --           --
                                            --------       --------     --------     --------     --------     --------
          Total Distributions...........       (0.14)         (0.71)       (0.84)       (2.41)       (1.55)       (1.03)
                                            --------       --------     --------     --------     --------     --------
Net Asset Value Per Share, End of
  Period................................    $   5.09       $   4.63     $   6.70     $   8.48     $  11.32     $   9.37
                                            ========       ========     ========     ========     ========     ========
Market Value Per Share, End of Period...    $   4.74       $   4.16     $   8.55     $  10.38     $   9.56     $   9.63
                                            ========       ========     ========     ========     ========     ========
Total Investment Return (1).............       17.37%(4)     (45.11)%      (9.27)%      34.95%       16.10%       11.41%
Net Asset Value Total Return (2)........       13.15%(4)     (20.75)%     (10.89)%      (4.79)%      39.16%       13.34%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)............................    $259,278       $236,073     $339,577     $352,555     $477,608     $393,588
Ratio of Expenses to Average Net
  Assets................................        0.89%(3)       0.83%        0.75%        0.69%        0.68%        0.73%
Ratio of Net Investment Income to
  Average Net Assets....................        4.92%(3)       5.82%        5.16%        2.88%        3.47%        3.73%
Portfolio Turnover Rate.................       65.85%(4)      75.04%      129.57%      159.44%      119.92%      124.51%

(1) Based on market value per share, adjusted for reinvestment of distributions.
(2) Based on net asset value per share, adjusted for reinvestment of distributions.
(3)  Annualized.
(4) For the six months ended June 30, 2003 and not indicative of a full year's operating results.
(5)  Computed using average shares outstanding throughout the period.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        [TCW LOGO]-Registered Trademark-

ITEM 1.        REPORT TO STOCKHOLDERS.
               [Filed Herewith]

ITEM 2.        CODE OF ETHICS. Not applicable.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEM 5-6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.        [RESERVED]

ITEM 9.        CONTROLS AND PROCEDURES.

               (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

               (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.       EXHIBITS.

               (a)  Not applicable.

               (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     TCW Convertible Securities Fund, Inc.

By (Signature and Title)         /s/ Alvin R. Albe, Jr.

                                 -------------------------------
                                 Alvin R. Albe, Jr.
                                 Chief Executive Officer

Date                             August 19, 2003


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Alvin R. Albe, Jr.

                                 -------------------------------
                                 Alvin R. Albe, Jr.
                                 Chief Executive Officer

Date                             August 19, 2003

By (Signature and Title)         /s/ David S. DeVito

                                 -------------------------------
                                 David S. DeVito
                                 Chief Financial Officer

Date                             August 19, 2003